High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.9%
Security	Principal Amount (000's omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 8.877%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	$2,000	$ 1,793,904
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 9.028%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,806,394
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 8.862%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,000	876,366
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 9.362%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	2,000	1,819,712
Canyon Capital CLO, Ltd., Series 2022-1A, Class E, 6.931%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,789,928
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 8.928%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,792,072
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 9.577%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,778,544
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 9.34%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	2,000	1,820,992
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 8.662%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	1,000	891,369
Palmer Square CLO, Ltd., Series 2021-3A, Class E, 8.662%, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(2)	2,000	1,813,642
Wellfleet CLO, Ltd.:
Series 2021-2A, Class E, 9.472%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	2,000	1,806,050
Series 2021-3A, Class E, 9.612%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	2,000	1,835,708
Total Asset-Backed Securities (identified cost $21,905,481)		$ 19,824,681

Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, 3.719%, 11/5/32(1)(3)	$3,190	$ 2,545,650
Total Commercial Mortgage-Backed Securities (identified cost $3,052,929)		$ 2,545,650

Common Stocks — 2.0%
Security	Shares	Value
Building Materials — 0.2%
Builders FirstSource, Inc.(4)	38,770	$ 2,636,360
		$ 2,636,360
Consumer Products — 0.2%
HF Holdings, Inc.(4)(5)(6)	13,600	$ 1,799,280
		$ 1,799,280
Containers — 0.2%
Ardagh Metal Packaging S.A.	250,701	$ 1,694,739
		$ 1,694,739
Energy — 0.7%
Ascent CNR Corp., Class A(4)(5)(6)	6,273,462	$ 1,442,896
Cheniere Energy, Inc.	27,181	4,065,734
Energy Transfer, L.P.	180,000	2,035,800
Nine Point Energy Holdings, Inc.(4)(5)(6)	31,737	0
		$ 7,544,430
Environmental — 0.2%
GFL Environmental, Inc.	65,500	$ 1,811,075
		$ 1,811,075
Gaming — 0.1%
Caesars Entertainment, Inc.(4)	30,000	$ 1,370,700
New Cotai Participation Corp., Class B(4)(5)(6)	7	0
		$ 1,370,700
Technology — 0.0%(7)
Riverbed Technology, Inc.(4)(8)	35,977	$ 31,480
		$ 31,480
Utility — 0.4%
NextEra Energy Partners, L.P.	45,000	$ 3,723,300
		$ 3,723,300
Total Common Stocks (identified cost $19,061,594)		$ 20,611,364

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Healthcare — 0.1%
1Life Healthcare, Inc., 3.00%, 6/15/25	$1,113	$ 1,089,071
		$ 1,089,071
Leisure — 0.2%
Peloton Interactive, Inc., 0.00%, 2/15/26	$3,289	$ 2,178,934
		$ 2,178,934
Technology — 0.2%
ams-OSRAM AG, 0.875%, 9/28/22(9)	$2,000	$ 1,987,000
		$ 1,987,000
Total Convertible Bonds (identified cost $5,863,297)		$ 5,255,005

Convertible Preferred Stocks — 0.3%
Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(4)(5)(6)	591	$ 0
		$ 0
Environmental — 0.1%
GFL Environmental, Inc., 6.00%	11,767	$ 744,380
		$ 744,380
Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	36,441	$ 1,822,050
		$ 1,822,050
Technology — 0.0%(7)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(8)	22,350	$ 122,923
		$ 122,923
Total Convertible Preferred Stocks (identified cost $3,740,399)		$ 2,689,353

Corporate Bonds — 81.2%
Security	Principal Amount* (000's omitted)		Value
Aerospace — 2.6%
Bombardier, Inc.:
7.125%, 6/15/26(1)		1,033	$ 961,924
7.875%, 4/15/27(1)		1,357	1,259,852
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		1,501	1,424,412
4.125%, 4/15/29(1)		1,016	955,411
Moog, Inc., 4.25%, 12/15/27(1)		2,796	2,613,393
Rolls-Royce PLC, 5.75%, 10/15/27(1)		4,991	4,725,928
Science Applications International Corp., 4.875%, 4/1/28(1)		2,792	2,660,034
TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,583,518
TransDigm, Inc.:
4.625%, 1/15/29		1,677	1,511,262
5.50%, 11/15/27		3,914	3,701,098
6.25%, 3/15/26(1)		4,436	4,464,901
7.50%, 3/15/27		1,705	1,735,349
			$ 27,597,082
Air Transportation — 1.3%
Air Canada:
3.875%, 8/15/26(1)		1,891	$ 1,744,391
4.625%, 8/15/29(1)	CAD	1,045	704,868
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		2,780	2,737,939
5.75%, 4/20/29(1)		3,580	3,432,665
United Airlines, Inc.:
4.375%, 4/15/26(1)		1,156	1,111,448
4.625%, 4/15/29(1)		1,799	1,659,748
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		2,796	2,440,237
			$ 13,831,296
Automotive & Auto Parts — 3.9%
Allison Transmission, Inc., 3.75%, 1/30/31(1)		792	$ 685,076
Clarios Global, L.P., 6.75%, 5/15/25(1)		653	656,738
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(9)	EUR	2,958	2,813,049
8.50%, 5/15/27(1)		3,369	3,404,240
Ford Motor Co.:
3.25%, 2/12/32		6,249	5,227,226
4.75%, 1/15/43		2,651	2,188,679
7.45%, 7/16/31		794	867,258

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Automotive & Auto Parts (continued)
Ford Motor Co.: (continued)
9.625%, 4/22/30	350	$ 418,747
Ford Motor Credit Co., LLC:
2.90%, 2/16/28	568	493,680
3.37%, 11/17/23	881	864,349
3.625%, 6/17/31	2,065	1,756,241
3.815%, 11/2/27	4,294	3,941,978
4.00%, 11/13/30	1,461	1,293,421
4.125%, 8/17/27	6,184	5,882,375
4.25%, 9/20/22	778	780,195
4.271%, 1/9/27	752	721,683
5.584%, 3/18/24	403	407,334
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29	2,856	2,611,384
5.25%, 7/15/31	2,301	2,004,229
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	1,572	1,277,148
Wheel Pros, Inc., 6.50%, 5/15/29(1)	3,302	2,402,700
		$ 40,697,730
Banking & Thrifts — 0.5%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(10)(11)	2,385	$ 2,120,490
SVB Financial Group, 4.10% to 2/15/31(10)(11)	3,729	2,918,688
		$ 5,039,178
Broadcasting — 2.1%
Audacy Capital Corp., 6.75%, 3/31/29(1)	2,316	$ 1,122,913
Netflix, Inc.:
5.875%, 2/15/25	2,155	2,232,942
5.875%, 11/15/28	4,530	4,710,747
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,512	1,358,146
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)	1,394	1,317,553
3.875%, 9/1/31(1)	1,401	1,220,572
4.125%, 7/1/30(1)	3,608	3,262,354
5.00%, 8/1/27(1)	2,980	2,960,898
Townsquare Media, Inc., 6.875%, 2/1/26(1)	2,038	1,873,747
Univision Communications, Inc.:
4.50%, 5/1/29(1)	1,583	1,433,597
7.375%, 6/30/30(1)	754	764,409
		$ 22,257,878
Building Materials — 2.3%
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	3,014	$ 2,586,735
Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Builders FirstSource, Inc.: (continued)
5.00%, 3/1/30(1)		2,685	$ 2,490,990
Masonite International Corp., 5.375%, 2/1/28(1)		1,059	1,036,740
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		2,025	1,716,909
Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)		1,251	1,023,244
PGT Innovations, Inc., 4.375%, 10/1/29(1)		2,368	2,142,330
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		7,210	6,706,598
Standard Industries, Inc.:
2.25%, 11/21/26(9)	EUR	2,443	2,096,555
3.375%, 1/15/31(1)		863	703,625
4.375%, 7/15/30(1)		2,932	2,565,324
5.00%, 2/15/27(1)		690	662,817
			$ 23,731,867
Cable & Satellite TV — 1.8%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/30(1)		5,982	$ 5,327,809
4.50%, 5/1/32		2,500	2,165,088
4.75%, 3/1/30(1)		4,255	3,877,986
4.75%, 2/1/32(1)		1,825	1,616,083
5.00%, 2/1/28(1)		1,895	1,832,143
5.375%, 6/1/29(1)		868	828,723
CSC Holdings, LLC:
3.375%, 2/15/31(1)		1,221	979,559
6.50%, 2/1/29(1)		201	194,589
7.50%, 4/1/28(1)		1,273	1,172,038
Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(1)		1,083	861,943
			$ 18,855,961
Capital Goods — 0.7%
Madison IAQ, LLC, 5.875%, 6/30/29(1)		3,851	$ 3,016,161
Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,642	1,282,033
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		2,847	2,584,497
			$ 6,882,691
Chemicals — 1.8%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		1,431	$ 1,204,766
Avient Corp., 7.125%, 8/1/30(1)(12)		1,496	1,543,999
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		2,935	2,825,348

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	$ 1,822,896
Herens Midco S.a.r.l., 5.25%, 5/15/29(9)	EUR	2,000	1,445,297
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		2,428	2,112,591
4.875%, 6/1/24(1)		1,632	1,600,198
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		2,294	1,953,444
SPCM S.A., 2.625%, 2/1/29(1)	EUR	250	211,756
Valvoline, Inc.:
3.625%, 6/15/31(1)		1,154	958,535
4.25%, 2/15/30(1)		1,326	1,204,923
W.R. Grace Holdings, LLC, 4.875%, 6/15/27(1)		1,829	1,753,554
			$ 18,637,307
Consumer Products — 0.9%
Central Garden & Pet Co.:
4.125%, 10/15/30		1,215	$ 1,054,879
5.125%, 2/1/28		1,391	1,298,060
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,639,347
Spectrum Brands, Inc., 5.50%, 7/15/30(1)		830	748,939
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		5,159	4,191,687
			$ 9,932,912
Containers — 0.9%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(9)	EUR	1,150	$ 969,058
4.00%, 9/1/29(1)		1,068	920,819
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		3,826	3,160,125
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,380,842
LABL, Inc.:
5.875%, 11/1/28(1)		767	702,284
8.25%, 11/1/29(1)		1,537	1,301,647
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)		1,232	1,133,151
			$ 9,567,926
Diversified Financial Services — 3.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(10)(11)		3,182	$ 2,691,415
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		2,114	1,973,979
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		2,726	2,623,666
6.25%, 5/15/26		2,030	2,020,997
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	3,426	$ 3,165,418
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)	2,688	2,384,579
MoneyGram International, Inc., 5.375%, 8/1/26(1)	2,666	2,628,964
MSCI, Inc.:
3.625%, 9/1/30(1)	867	793,405
3.875%, 2/15/31(1)	2,176	1,985,252
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)	2,119	2,040,925
PRA Group, Inc.:
5.00%, 10/1/29(1)	2,015	1,738,230
7.375%, 9/1/25(1)	2,428	2,407,492
PROG Holdings, Inc., 6.00%, 11/15/29(1)	1,660	1,366,398
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	2,036	1,803,244
3.625%, 3/1/29(1)	3,127	2,677,525
4.00%, 10/15/33(1)	425	344,378
		$ 32,645,867
Diversified Media — 1.1%
Cars.com, Inc., 6.375%, 11/1/28(1)	3,183	$ 2,772,154
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,025	1,633,892
CMG Media Corp., 8.875%, 12/15/27(1)	2,509	2,014,085
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)	1,218	1,042,163
National CineMedia, LLC:
5.75%, 8/15/26	1,660	853,838
5.875%, 4/15/28(1)	2,260	1,638,703
Urban One, Inc., 7.375%, 2/1/28(1)	1,400	1,186,612
		$ 11,141,447
Energy — 11.2%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)	3,437	$ 3,468,291
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	3,144,772
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	3,242	3,231,755
7.875%, 5/15/26(1)	1,283	1,344,417
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,154,003
Callon Petroleum Co.:
7.50%, 6/15/30(1)	1,157	1,111,032
8.00%, 8/1/28(1)	3,002	3,043,653

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	328	$ 300,938
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	2,552	2,375,185
4.50%, 10/1/29	1,896	1,841,869
Cheniere Energy, Inc., 4.625%, 10/15/28	2,512	2,449,074
Chord Energy Corp., 6.375%, 6/1/26(1)	1,560	1,538,261
CNX Resources Corp., 6.00%, 1/15/29(1)	1,061	1,033,504
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)	4,333	3,973,469
7.75%, 2/15/26(1)	1,675	1,645,487
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	2,637	2,453,201
CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,661,759
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(10)(11)	3,015	2,743,905
DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,496,199
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)	2,111	1,893,979
4.75%, 1/15/31(1)	2,377	2,153,146
6.00%, 7/1/25(1)	410	407,454
6.50%, 7/1/27(1)	1,121	1,126,190
7.50%, 6/1/30(1)	1,881	1,938,521
EQT Corp.:
5.00%, 1/15/29	489	484,113
6.125%, 2/1/25	614	640,104
7.00%, 2/1/30	900	986,517
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(1)	994	908,556
6.00%, 4/15/30(1)	677	615,322
6.00%, 2/1/31(1)	794	730,234
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)	2,826	2,875,017
Laredo Petroleum, Inc., 9.50%, 1/15/25	694	712,169
Nabors Industries, Ltd.:
7.50%, 1/15/28(1)	1,118	975,399
9.00%, 2/1/25(1)	1,722	1,728,458
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,066	4,902,419
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,289	3,119,617
Occidental Petroleum Corp.:
6.125%, 1/1/31	1,739	1,866,034
6.20%, 3/15/40	736	754,788
8.50%, 7/15/27	3,859	4,415,429
8.875%, 7/15/30	3,417	4,095,941
Parkland Corp.:
4.50%, 10/1/29(1)	2,371	2,086,800
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Parkland Corp.: (continued)
4.625%, 5/1/30(1)	2,389	$ 2,142,969
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(10)(11)	2,343	1,801,361
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,174,167
7.125%, 1/15/26(1)	1,095	1,017,699
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)	2,176	1,702,829
8.875%, 11/15/24(1)	630	622,213
Southwestern Energy Co., 4.75%, 2/1/32	2,583	2,411,799
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,145	1,044,707
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	1,297	1,170,063
4.50%, 4/30/30	3,300	2,898,390
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,691,395
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	3,755	3,552,230
Tervita Corp., 11.00%, 12/1/25(1)	1,838	2,001,187
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,452	1,336,172
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)	2,380	2,201,762
3.875%, 11/1/33(1)	1,117	972,120
4.125%, 8/15/31(1)	1,449	1,338,977
Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,120,917
Western Midstream Operating, L.P.:
4.30%, 2/1/30	1,803	1,690,195
4.50%, 3/1/28	224	216,496
4.75%, 8/15/28	224	219,228
		$ 116,753,857
Entertainment & Film — 0.3%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	2,166	$ 1,934,628
5.875%, 3/15/26(1)	588	565,136
8.75%, 5/1/25(1)	411	429,737
		$ 2,929,501
Environmental — 1.4%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$ 1,023,238
5.125%, 7/15/29(1)	1,117	1,085,134
Covanta Holding Corp.:
4.875%, 12/1/29(1)	2,689	2,400,914

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Environmental (continued)
Covanta Holding Corp.: (continued)
5.00%, 9/1/30	804	$ 703,761
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	4,074	3,694,120
3.75%, 8/1/25(1)	669	650,114
4.75%, 6/15/29(1)	5,193	4,783,869
		$ 14,341,150
Food & Drug Retail — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)	2,492	$ 2,285,849
5.875%, 2/15/28(1)	1,807	1,755,736
Arko Corp., 5.125%, 11/15/29(1)	4,390	3,693,702
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,410	2,172,904
Murphy Oil USA, Inc.:
4.75%, 9/15/29	210	203,424
5.625%, 5/1/27	1,190	1,173,840
		$ 11,285,455
Food, Beverage & Tobacco — 2.5%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$ 3,441,596
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,358	1,406,290
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	2,154	2,025,352
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	2,970	2,891,924
Kraft Heinz Foods Co.:
3.875%, 5/15/27	1,198	1,192,027
4.375%, 6/1/46	525	462,341
4.625%, 10/1/39	1,361	1,245,656
5.50%, 6/1/50	369	377,011
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	4,485	3,991,650
5.50%, 10/15/27(1)	1,504	1,485,516
6.875%, 5/1/25(1)	890	904,240
Pilgrim's Pride Corp., 3.50%, 3/1/32(1)	4,361	3,691,913
US Foods, Inc., 4.75%, 2/15/29(1)	3,511	3,284,804
		$ 26,400,320
Gaming — 3.0%
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)	784	$ 666,514
6.25%, 7/1/25(1)	3,256	3,251,881
8.125%, 7/1/27(1)	2,617	2,620,677
Security	Principal Amount* (000's omitted)		Value
Gaming (continued)
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		3,352	$ 3,280,870
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 1/15/29(1)		1,303	1,218,227
6.75%, 1/15/30(1)		3,482	2,855,135
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	1,182,102
6.25%, 1/15/27(1)		1,848	1,882,484
6.50%, 2/15/25(1)		1,412	1,437,247
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		3,259	2,710,910
MGM Resorts International:
4.75%, 10/15/28		2,206	2,002,022
5.50%, 4/15/27		779	757,032
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)		3,797	4,117,258
Scientific Games International, Inc., 7.00%, 5/15/28(1)		2,834	2,886,727
			$ 30,869,086
Healthcare — 8.3%
AdaptHealth, LLC:
4.625%, 8/1/29(1)		2,182	$ 1,955,639
5.125%, 3/1/30(1)		1,609	1,478,293
6.125%, 8/1/28(1)		1,065	1,009,345
Avantor Funding, Inc., 3.875%, 7/15/28(9)	EUR	1,200	1,143,477
Centene Corp.:
2.50%, 3/1/31		3,104	2,667,500
3.00%, 10/15/30		3,896	3,482,128
3.375%, 2/15/30		4,823	4,389,449
4.25%, 12/15/27		1,716	1,689,081
4.625%, 12/15/29		3,802	3,756,053
Encompass Health Corp.:
4.625%, 4/1/31		1,043	937,610
4.75%, 2/1/30		1,044	965,079
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)		1,153	939,695
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		2,774	2,233,694
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)		2,962	2,629,367
HCA, Inc.:
5.875%, 2/15/26		2,349	2,430,698
5.875%, 2/1/29		2,038	2,136,486
HealthEquity, Inc., 4.50%, 10/1/29(1)		2,483	2,315,621
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		227	225,538
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,910	1,843,303
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		587	521,984

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
LifePoint Health, Inc., 5.375%, 1/15/29(1)	4,020	$ 3,111,581
Medline Borrower, L.P., 5.25%, 10/1/29(1)	6,614	5,985,141
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)	3,988	3,614,125
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,123	1,028,909
ModivCare, Inc., 5.875%, 11/15/25(1)	1,659	1,620,196
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	3,229	2,987,047
3.875%, 5/15/32(1)	2,207	2,030,440
Option Care Health, Inc., 4.375%, 10/31/29(1)	3,184	2,909,300
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/31(1)	1,850	1,734,338
Perrigo Finance Unlimited Co., 4.40% to 12/15/22, 6/15/30(13)	4,350	4,001,587
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	810	764,008
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	2,682	1,835,141
Teleflex, Inc., 4.25%, 6/1/28(1)	787	743,038
Tenet Healthcare Corp.:
4.375%, 1/15/30(1)	1,379	1,283,877
4.625%, 9/1/24(1)	476	471,440
5.125%, 11/1/27(1)	2,855	2,819,156
6.125%, 10/1/28(1)	2,985	2,913,853
6.875%, 11/15/31	1,683	1,626,174
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	5,199	4,849,809
Varex Imaging Corp., 7.875%, 10/15/27(1)	1,564	1,561,889
		$ 86,641,089
Homebuilders & Real Estate — 3.4%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)	2,778	$ 2,429,894
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,227	1,102,080
Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,766,574
Empire Communities Corp., 7.00%, 12/15/25(1)	2,304	2,015,873
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,155	1,018,941
3.75%, 9/15/30(1)	3,492	2,678,678
6.00%, 4/15/25(1)	1,287	1,258,081
KB Home, 4.00%, 6/15/31	162	136,456
M/I Homes, Inc., 4.95%, 2/1/28	1,537	1,417,777
MDC Holdings, Inc., 3.966%, 8/6/61	19	11,382
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	585	592,073
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)	929	786,052
Security	Principal Amount* (000's omitted)		Value
Homebuilders & Real Estate (continued)
Outfront Media Capital, LLC/Outfront Media Capital Corp.: (continued)
6.25%, 6/15/25(1)		1,219	$ 1,208,316
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(1)		1,071	1,037,183
5.875%, 6/15/27(1)		1,493	1,527,070
TopBuild Corp., 4.125%, 2/15/32(1)		2,753	2,398,767
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		543	498,138
4.125%, 8/15/30(1)		1,859	1,701,348
4.25%, 12/1/26(1)		778	732,434
4.625%, 12/1/29(1)		4,004	3,819,055
5.625%, 5/1/24(1)		2,505	2,509,271
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(9)	EUR	4,600	4,312,385
3.50%, 11/1/25(9)	EUR	100	91,194
			$ 35,049,022
Insurance — 0.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,895	$ 2,754,535
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,466	1,336,288
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		2,399	2,055,173
			$ 6,145,996
Leisure — 2.0%
Carnival Corp.:
5.75%, 3/1/27(1)		1,786	$ 1,436,614
6.00%, 5/1/29(1)		973	751,565
7.625%, 3/1/26(1)		785	677,408
Life Time, Inc.:
5.75%, 1/15/26(1)		1,452	1,366,709
8.00%, 4/15/26(1)		2,215	2,093,496
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		2,037	1,873,887
NCL Corp., Ltd.:
5.875%, 3/15/26(1)		792	648,181
5.875%, 2/15/27(1)		946	871,744
7.75%, 2/15/29(1)		792	636,788
NCL Finance, Ltd., 6.125%, 3/15/28(1)		485	376,171
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		2,027	1,819,962
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		2,674	2,428,834
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		4,354	3,554,736

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Viking Cruises, Ltd.: (continued)
6.25%, 5/15/25(1)	1,820	$ 1,633,714
7.00%, 2/15/29(1)	753	609,994
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)	521	450,649
		$ 21,230,452
Metals & Mining — 2.0%
Arconic Corp., 6.125%, 2/15/28(1)	787	$ 788,558
Constellium N.V., 5.875%, 2/15/26(1)	815	791,895
Coronado Finance Pty, Ltd., 10.75%, 5/15/26(1)	3,250	3,389,181
Eldorado Gold Corp., 6.25%, 9/1/29(1)	2,968	2,375,810
First Quantum Minerals, Ltd.:
6.875%, 3/1/26(1)	448	432,746
7.50%, 4/1/25(1)	2,736	2,727,341
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,252,880
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	2,459	2,040,663
6.125%, 4/1/29(1)	1,069	833,884
New Gold, Inc., 7.50%, 7/15/27(1)	2,994	2,357,925
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,635,932
4.75%, 1/30/30(1)	1,281	1,186,846
		$ 20,813,661
Paper — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,340	$ 3,316,186
Glatfelter Corp., 4.75%, 11/15/29(1)	457	312,439
		$ 3,628,625
Restaurant — 1.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$ 1,631,232
4.00%, 10/15/30(1)	4,616	4,022,152
5.75%, 4/15/25(1)	581	588,998
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,383	4,418,658
IRB Holding Corp., 7.00%, 6/15/25(1)	978	1,001,467
Yum! Brands, Inc., 3.625%, 3/15/31	452	409,625
		$ 12,072,132
Services — 5.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,764	$ 1,655,417
Security	Principal Amount* (000's omitted)	Value
Services (continued)
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	2,712	$ 2,630,952
9.75%, 7/15/27(1)	2,000	1,836,430
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,076	941,140
4.625%, 6/1/28(1)	1,231	1,095,830
APi Escrow Corp., 4.75%, 10/15/29(1)	1,699	1,433,548
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,088	993,839
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,053	4,421,122
Gartner, Inc.:
3.625%, 6/15/29(1)	605	553,381
3.75%, 10/1/30(1)	1,500	1,381,088
4.50%, 7/1/28(1)	1,449	1,397,782
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	4,046	3,807,549
Hertz Corp. (The):
4.625%, 12/1/26(1)	372	331,711
5.00%, 12/1/29(1)	2,980	2,554,575
Korn Ferry, 4.625%, 12/15/27(1)	3,099	2,918,948
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	1,092	981,981
8.00%, 8/1/29(1)	3,872	3,261,541
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,544,747
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	1,500	1,489,320
9.25%, 4/15/25(1)	2,614	2,662,803
SRS Distribution, Inc.:
6.00%, 12/1/29(1)	1,692	1,467,517
6.125%, 7/1/29(1)	1,668	1,502,726
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,854	2,480,086
Terminix Co., LLC (The), 7.45%, 8/15/27	5,040	5,875,365
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	3,901	3,895,773
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	743	770,710
White Cap Buyer, LLC, 6.875%, 10/15/28(1)	755	639,734
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(14)	1,481	1,227,714
		$ 55,753,329
Steel — 1.4%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$ 2,156,314
ATI, Inc., 5.875%, 12/1/27	86	80,484
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,325,204

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Steel (continued)
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	$ 3,910,538
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	5,740	5,403,292
TMS International Corp., 6.25%, 4/15/29(1)	2,204	1,474,544
		$ 14,350,376
Super Retail — 3.1%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	839	$ 742,515
4.75%, 3/1/30	743	648,839
5.00%, 2/15/32(1)	2,334	2,042,250
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	201	192,292
6.75%, 7/1/36	694	630,822
6.875%, 11/1/35	3,067	2,818,696
6.95%, 3/1/33	1,621	1,360,074
7.60%, 7/15/37	855	729,627
9.375%, 7/1/25(1)	289	302,439
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	1,497	1,341,282
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	2,048	1,692,292
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)	2,840	2,433,105
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	905	807,485
4.375%, 1/15/31(1)	3,144	2,857,739
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)	1,572	1,340,872
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)	2,225	2,117,210
7.75%, 2/15/29(1)	3,088	2,980,260
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	1,961	1,669,605
4.875%, 11/15/31(1)	1,634	1,334,243
Victoria's Secret & Co., 4.625%, 7/15/29(1)	3,559	2,951,745
William Carter Co. (The), 5.625%, 3/15/27(1)	1,510	1,500,215
		$ 32,493,607
Technology — 3.3%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)	948	$ 879,270
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)	2,659	2,525,598
4.00%, 7/1/29(1)	1,006	961,032
Ciena Corp., 4.00%, 1/31/30(1)	1,543	1,413,835
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	2,042	1,797,981
Fair Isaac Corp., 4.00%, 6/15/28(1)	2,227	2,082,349
GoTo Group, Inc., 5.50%, 9/1/27(1)	82	60,056
II-VI, Inc., 5.00%, 12/15/29(1)	1,836	1,751,223
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Imola Merger Corp., 4.75%, 5/15/29(1)		4,502	$ 4,219,432
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,132	2,904,366
Open Text Corp., 3.875%, 2/15/28(1)		1,596	1,472,112
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,372,028
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)		412	397,335
8.25%, 2/1/28(1)		4,481	4,234,097
Sensata Technologies B.V., 5.00%, 10/1/25(1)		842	847,343
Sensata Technologies, Inc., 3.75%, 2/15/31(1)		3,219	2,801,367
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	949,088
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		1,295	1,142,686
VM Consolidated, Inc., 5.50%, 4/15/29(1)		3,657	3,210,667
			$ 35,021,865
Telecommunications — 5.0%
Altice France Holding S.A.:
6.00%, 2/15/28(1)		884	$ 684,866
10.50%, 5/15/27(1)		1,614	1,529,120
Altice France S.A.:
5.125%, 7/15/29(1)		1,060	908,706
5.50%, 1/15/28(1)		1,052	930,068
5.50%, 10/15/29(1)		1,158	997,328
8.125%, 2/1/27(1)		4,715	4,662,522
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		5,056	4,951,644
DKT Finance ApS, 9.375%, 6/17/23(1)		2,075	1,991,481
Iliad Holding SASU:
5.125%, 10/15/26(9)	EUR	100	99,049
6.50%, 10/15/26(1)		1,488	1,430,228
7.00%, 10/15/28(1)		1,349	1,297,994
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		2,163	1,902,623
6.75%, 10/15/27(1)		425	413,798
Level 3 Financing, Inc.:
4.25%, 7/1/28(1)		2,084	1,823,368
5.25%, 3/15/26		2,180	2,160,663
Sprint Capital Corp., 6.875%, 11/15/28		3,824	4,297,641
Sprint Corp.:
7.125%, 6/15/24		1,813	1,902,163
7.625%, 2/15/25		3,285	3,510,597
7.625%, 3/1/26		1,199	1,309,109
7.875%, 9/15/23		2,800	2,906,750
Telecom Italia SpA, 5.303%, 5/30/24(1)		880	856,790
T-Mobile USA, Inc.:
2.25%, 2/15/26		844	787,946

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
T-Mobile USA, Inc.: (continued)
2.625%, 2/15/29		2,505	$ 2,245,206
2.875%, 2/15/31		903	800,523
4.75%, 2/1/28		1,095	1,094,858
Viasat, Inc., 5.625%, 4/15/27(1)		888	838,823
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,029	874,012
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(9)	GBP	1,106	1,177,596
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,100	1,006,500
Ziggo B.V., 4.875%, 1/15/30(1)		2,756	2,551,505
			$ 51,943,477
Transport Excluding Air & Rail — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)		2,386	$ 1,873,296
			$ 1,873,296
Utility — 2.6%
Calpine Corp.:
4.50%, 2/15/28(1)		1,810	$ 1,758,415
4.625%, 2/1/29(1)		1,060	954,615
5.00%, 2/1/31(1)		420	373,340
5.125%, 3/15/28(1)		3,554	3,351,760
Drax Finco PLC, 6.625%, 11/1/25(1)		2,026	2,009,397
FirstEnergy Corp.:
2.65%, 3/1/30		750	661,121
Series B, 4.40% to 1/15/23, 7/15/27(13)		2,275	2,233,049
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		1,200	998,949
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)		1,628	1,611,720
NRG Energy, Inc.:
3.375%, 2/15/29(1)		970	837,891
3.625%, 2/15/31(1)		1,617	1,356,524
3.875%, 2/15/32(1)		3,164	2,711,485
5.25%, 6/15/29(1)		1,247	1,170,684
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,596	1,483,099
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)		2,981	2,868,914
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)		1,094	1,019,427
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
Vistra Operations Co., LLC: (continued)
5.00%, 7/31/27(1)	2,344	$ 2,311,770
		$ 27,712,160
Total Corporate Bonds (identified cost $922,018,757)		$ 848,127,598

Preferred Stocks — 0.4%
Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(11)	147,488	$ 4,151,787
Total Preferred Stocks (identified cost $4,129,729)		$ 4,151,787

Senior Floating-Rate Loans — 3.8%(15)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.7%
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$1,831	$ 1,766,915
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27	4,344	4,387,712
SkyMiles IP, Ltd., Term Loan, 6.46%, (3 mo. USD LIBOR + 3.75%), 10/20/27	1,373	1,391,021
		$ 7,545,648
Broadcasting — 0.0%(7)
Diamond Sports Group, LLC, Term Loan, 9.786%, (SOFR + 8.00%), 5/26/26	$516	$ 491,123
		$ 491,123
Gaming — 0.3%
Spectacle Gary Holdings, LLC, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 11/19/28	$2,857	$ 2,713,817
		$ 2,713,817
Healthcare — 0.8%
Jazz Financing Lux S.a.r.l., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$6,231	$ 6,102,190

High Income Opportunities Portfolio
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Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare (continued)
Verscend Holding Corp., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$2,101	$ 2,052,460
		$ 8,154,650
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 8.346%, (SOFR + 6.50%), 5/25/27	$2,087	$ 1,991,347
		$ 1,991,347
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 4.874%, (SOFR + 3.15%), 12/15/27	$3,854	$ 3,698,697
		$ 3,698,697
Services — 0.7%
AlixPartners, LLP, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$1,891	$ 1,857,496
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28	3,498	3,238,017
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 11.00%, (3 mo. USD LIBOR + 8.75%), 3.75% cash, 7.25% PIK, 2/28/25	2,537	2,472,518
		$ 7,568,031
Super Retail — 0.4%
PetSmart, Inc., Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$4,362	$ 4,216,116
		$ 4,216,116
Technology — 0.3%
RealPage, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 4/24/28	$2,729	$ 2,632,995
Riverbed Technology, Inc., Term Loan, 9.63%, (3 mo. USD LIBOR + 8.00%), 7.63% cash, 2.00% PIK, 12/7/26	1,212	569,838
		$ 3,202,833
Total Senior Floating-Rate Loans (identified cost $41,413,525)		$ 39,582,262

Miscellaneous — 3.3%
Security	Principal Amount/ Shares	Value
Containers — 0.0%
ACC Claims Holdings, LLC(4)(5)	8,415,190	$ 0
		$ 0
Gaming — 3.3%
PGP Investors, LLC, Membership Interests(4)(5)(6)	15,849	$ 34,402,705
		$ 34,402,705
Services — 0.0%(7)
Hertz Corp., Escrow Certificates(4)	$502,000	$ 32,630
		$ 32,630
Total Miscellaneous (identified cost $519,343)		$ 34,435,335

Short-Term Investments — 4.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(16)	50,423,039	$ 50,423,039
Total Short-Term Investments (identified cost $50,423,039)		$ 50,423,039
Total Investments — 98.4% (identified cost $1,072,128,093)		$1,027,646,074
Other Assets, Less Liabilities — 1.6%		$ 16,234,718
Net Assets — 100.0%		$1,043,880,792
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $675,818,661 or 64.7% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2022.
(4)	Non-income producing security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

(6)	Restricted security.
(7)	Amount is less than 0.05%.
(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $16,134,660 or 1.5% of the Portfolio's net assets.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	When-issued security.
(13)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2022.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	705,168	CAD	909,000	Deutsche Bank AG	10/31/22	$ —	$ (4,473)
USD	2,581,221	EUR	2,534,505	Goldman Sachs International	10/31/22	—	(25,848)
USD	1,150,667	EUR	1,117,550	HSBC Bank USA, N.A.	10/31/22	1,121	—
USD	234,197	EUR	227,520	State Street Bank and Trust Company	10/31/22	163	—
USD	211,261	EUR	205,987	State Street Bank and Trust Company	10/31/22	—	(624)
USD	1,463,099	EUR	1,430,852	State Street Bank and Trust Company	10/31/22	—	(8,718)
USD	2,580,273	EUR	2,534,506	State Street Bank and Trust Company	10/31/22	—	(26,797)
USD	2,580,191	EUR	2,534,505	State Street Bank and Trust Company	10/31/22	—	(26,877)
USD	2,578,590	EUR	2,534,505	State Street Bank and Trust Company	10/31/22	—	(28,479)
USD	1,163,260	GBP	963,801	Bank of America, N.A.	10/31/22	—	(12,984)
						$1,284	$(134,800)
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2022, the Portfolio owned the following securities (representing 3.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,442,896
HF Holdings, Inc.	10/27/09	13,600	730,450	1,799,280
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	0
Total Common Stocks			$2,407,317	$3,242,176
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	591	$ 591,000	$ 0
Total Convertible Preferred Stocks			$591,000	$0
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$ 519,343	$34,402,705
Total Miscellaneous			$519,343	$34,402,705
Total Restricted Securities			$3,517,660	$37,644,881
Affiliated Investments
At July 31, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $50,423,039, which represents 4.8% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$43,702,301	$257,583,839	$(301,281,954)	$(4,186)	$ —	$ —	$23,552	—
Liquidity Fund	—	154,837,258	(104,414,219)	—	—	50,423,039	109,437	50,423,039
Total				$(4,186)	$ —	$50,423,039	$132,989
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

High Income Opportunities Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 19,824,681	$ —	$ 19,824,681
Commercial Mortgage-Backed Securities	—	2,545,650	—	2,545,650
Common Stocks	17,337,708	31,480	3,242,176	20,611,364
Convertible Bonds	—	5,255,005	—	5,255,005
Convertible Preferred Stocks	2,566,430	122,923	0	2,689,353
Corporate Bonds	—	848,127,598	—	848,127,598
Preferred Stocks	4,151,787	—	—	4,151,787
Senior Floating-Rate Loans	—	39,582,262	—	39,582,262
Miscellaneous	—	32,630	34,402,705	34,435,335
Short-Term Investments	50,423,039	—	—	50,423,039
Total Investments	$74,478,964	$915,522,229	$37,644,881	$1,027,646,074
Forward Foreign Currency Exchange Contracts	$ —	$ 1,284	$ —	$ 1,284
Total	$74,478,964	$915,523,513	$37,644,881	$1,027,647,358
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (134,800)	$ —	$ (134,800)
Total	$ —	$ (134,800)	$ —	$ (134,800)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2022 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.